INCOME TAXES - Deferred Income Tax Balances (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	$ 56	$ (1,119)
Deferred Income Tax Liability (Asset)	9,081	8,758	$ 9,967
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(260)	(1,084)
Deferred Income Tax Liability (Asset)	11,477	11,963
Decommissioning and Restoration
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	141	21
Deferred Income Tax Liability (Asset)	(1,936)	(2,304)
Employee retirement benefit plans
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	(142)	34
Deferred Income Tax Liability (Asset)	(470)	(605)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	161	(20)
Deferred Income Tax Liability (Asset)	(15)	(176)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax (Recovery) Expense	156	(70)
Deferred Income Tax Liability (Asset)	$ 25	$ (120)